Legacy Class and Institutional Class [Member] Average Annual Total Returns - Legacy Class and Institutional Class		12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended	497 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.31%	2.98%	10.55%
Performance Inception Date						Aug. 01, 1984
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%	13.15%	14.29%
Performance Inception Date					Dec. 24, 2014
Legacy Class
Prospectus [Line Items]
Average Annual Return, Percent		(6.31%)	(1.34%)	7.32%
Performance Inception Date						Aug. 01, 1984
Legacy Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.13%)	(3.17%)	5.44%
Performance Inception Date						Aug. 01, 1984
Legacy Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	(2.40%)	(1.18%)	5.58%
Performance Inception Date						Aug. 01, 1984
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(6.25%)	(1.30%)	7.35%
Performance Inception Date					Dec. 24, 2014

[1]	Additional index.
[2]	Broad-based securities market index.
[3]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.